Liability in Respect of Government Grants	12 Months Ended
Dec. 31, 2021
Disclosure of government grants [text block] [Abstract]
LIABILITY IN RESPECT OF GOVERNMENT GRANTS

NOTE 7 - LIABILITY IN RESPECT OF GOVERNMENT GRANTS:

The Company received the approval of the Israel Innovation Authority (the “IIA”) for its participation in certain development expenses carried out by the Company, within the framework of determined budgets and time periods. The total amount the Company received during 2020 and 2021 was 800 (NIS 2,722,628).

In accordance with its commitment, the Company is obliged to pay the IIA royalties of 3% of sales, constituting the revenues derived from sales of the Company’s ART system that was financed by the IIA, up to the total amount of the grant actually received, all linked to the exchange rate of the USD and bears an annual interest linked to the LIBOR. Therefore, the total amount of the grants that will be repaid through royalties and will increase until repayments begin.

The difference between the consideration received and the liability recognized at inception (present value) was treated as a government grant according to IAS 20 and recognized as a reimbursement of research expenses or a reduction in capitalized development costs.

	December 31, 2021	December 31, 2020

At January 1, 2021	372	-
Amounts received during the year, non- capitalized	107	694
Exchange rate differences	10	25
Amounts recognized as an offset from research and development expenses	(255)	(383)
Revaluation of the liability	68	36
As of December 31, 2021	302	372